Related Party Transactions (Details) - USD ($)											3 Months Ended			8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 06, 2023	Aug. 17, 2023	Mar. 06, 2023	Oct. 16, 2021	Sep. 13, 2021	Sep. 07, 2021	Sep. 07, 2021	Sep. 01, 2021	Jul. 29, 2021	May 05, 2021	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Aug. 07, 2023	Jul. 20, 2023	Jun. 30, 2023	Apr. 30, 2021
Related Party Transactions (Details) [Line Items]
Stock split ratio															the Company effected a 1:1.1162791 stock split of Class B common stock
Share price (in Dollars per share)											$ 10.05				$ 10.05		$ 10.05
Debt instrument face value																		$ 891,000	$ 891,000
Incurred amount											$ 30,000				$ 90,000
Aggregate principal amount		$ 480,000
Sponsor advance		$ 480,000
Price per unit (in Dollars per share)		$ 1
Sponsor advanced total		$ 480,000									420,000				420,000
Deposits	$ 20,000		$ 80,000								400,000				400,000
Outstanding per share (in Dollars per share)	$ 0.02		$ 0.04
Extension deposited			$ 20,000
due to related party											420,000				$ 420,000		$ 0
Due from related party, descriptin															On July 20, 2023 and August 7, 2023, a total of $891,000 was transferred to the Sponsor from the operating bank account and $150,000 is due from the Sponsor related to the subscription agreement as noted in Note 6, of which a total of $891,000 was paid back on October 10, 2023, October 11, 2023 and November 2, 2023.
due from related party											$ 1,041,000				$ 1,041,000		0
Issuance of ordinary shares														$ 25,000			25,000
Proceeds from related party debt														25,000
Repayments of related party debt														$ 163,132
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Warrants to sponsor (in Shares)											8,700,000	8,700,000			8,700,000
Class of warrants or rights exercise price (in Dollars per share)												$ 1					$ 11.5
Proceeds from issuance of warrants							$ 8,700,000								$ 8,700,000		$ 8,700,000
Class of warrants and rights issued during the period (in Shares)							8,700,000										8,700,000
Class of warrants and rights issued, price per warrant (in Dollars per share)						$ 1	$ 1										$ 1
Period to exercise warrants after business combination																	30 days
Warrant [Member]
Related Party Transactions (Details) [Line Items]
Class of warrants or rights exercise price (in Dollars per share)											$ 1				$ 1
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Warrants to sponsor (in Shares)											7,500,000	7,500,000			7,500,000
Private Placement [Member] | Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Class of warrants or rights exercise price (in Dollars per share)											$ 1				$ 1
Proceeds from issuance of warrants															$ 8,700,000
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock shares outstanding (in Shares)											900,000			6,000,000	900,000		6,000,000
Common stock par or stated value per share (in Dollars per share)											$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001
Forfeiture Of Founder Shares In Shares (in Shares)				900,000
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock shares outstanding (in Shares)											5,100,000			0	5,100,000		0
Warrants to sponsor (in Shares)						1	1										20,700,000
Class of warrants or rights exercise price (in Dollars per share)						$ 11.5	$ 11.5
Common stock par or stated value per share (in Dollars per share)											$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001
Class A Common Stock [Member] | Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Class of warrants or rights exercise price (in Dollars per share)											$ 11.5				$ 11.5
Service Agreement [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction fees payable per month														$ 40,000			$ 120,000
Incurred amount													$ 45,000			$ 135,000
Due to related parties														10,000			$ 40,000
Board of Directors [Member] | Service Agreement [Member]
Related Party Transactions (Details) [Line Items]
Incurred amount											$ 45,000				$ 135,000
Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Working capital loans															1,500,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Offering cost										$ 25,000	$ 25,000				$ 25,000
Sponsor Contributed capital												$ 100,000
Borrowed amount																				$ 163,000
Repaid amount						$ 157,000
Related party transaction fees payable per month								$ 10,000
Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Warrants to sponsor (in Shares)											1,200,000	1,200,000			1,200,000
Class of warrants and rights issued during the period (in Shares)							7,500,000										7,500,000
Sponsor [Member] | Service Agreement [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction fees payable per month														45,000			$ 180,000
Incurred amount													$ 30,000			$ 90,000
Due to related parties														$ 0			45,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument face value																					$ 300,000
Repaid amount					$ 6,000
Proceeds from related party debt																	163,000
Repayments of related party debt					$ 6,000	$ 157,000
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Working capital loans convertible into warrants																	$ 1,500,000
Debt instrument conversion price per warrant (in Dollars per share)																	$ 1
Sponsor [Member] | Office Space, Secretarial and Administrative Services [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction fees payable per month								10,000
Sponsor [Member] | Service Fee [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction fees payable per month								$ 15,000
Founder [Member]
Related Party Transactions (Details) [Line Items]
Issuance of ordinary shares to sponsor shares (in Shares)										6,181,250
Founder shares, par value (in Dollars per share)										$ 0.0001
Common stock shares subject to forfeiture (in Shares)											900,000				900,000
Founder shares as a percentage											20.00%				20.00%
Founder [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Issuance of ordinary shares to sponsor shares (in Shares)										6,181,250
Stock split ratio									1.1162791
Common stock shares outstanding (in Shares)				900,000					6,900,000
Founder shares as a percentage																	20.00%
Issuance of ordinary shares										$ 25,000
Common stock par or stated value per share (in Dollars per share)										$ 0.0001
Founder shares transferred during period shares (in Shares)																	1,350,000
Founder [Member] | Class B Common Stock [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Common stock shares subject to forfeiture (in Shares)																	900,000
Founder [Member] | Restriction On Transfer Of Sponsor Shares [Member]
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share)											$ 12				$ 12
Founder [Member] | Restriction On Transfer Of Sponsor Shares [Member] | Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share)																	$ 12
Lock in period of shares																	1 year
Number of trading days for determining share price																	20 days
Number of consecutive trading days for determining the share price																	30 days
Waiting period after which the share trading days are considered																	150 days
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Transferred shares (in Shares)															1,350,000
Board of Directors [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction fees payable per month															$ 15,000
Due to related parties											$ 130,000				130,000		$ 45,000
Service Agreement [Member]
Related Party Transactions (Details) [Line Items]
Due to related parties											$ 180,000				$ 180,000		$ 45,000
Cantor and Odeon [Member] | Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Class of warrants and rights issued during the period (in Shares)							1,200,000										1,200,000